Employee Benefit Plans	12 Months Ended
Jan. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plans

(9) Employee benefit plans

Ollie’s sponsors a defined contribution plan, qualified under Internal Revenue Code (IRC) Section 401(k), for the benefit of employees. An employee becomes eligible to participate in the Plan upon attaining at least 21 years of age and completing three months of full-time employment. An employee may elect to contribute annual compensation up to the maximum allowable under the IRC. The Company assumes all administrative costs of the Plan and matches the employee’s contribution up to 25% of the first 6% of their annual compensation. The portion that the Company matches is vested ratably over six years. The employer matching contributions to the Plan were $0.2 million for the fiscal years ended January 31, 2015 and February 1, 2014.

In addition to the regular matching contribution, the Company may elect to make a discretionary matching contribution. Discretionary contributions shall be allocated as a percentage of compensation of eligible participants for the Plan year. Discretionary contributions were $0.3 million and $0.2 million for the fiscal years ended January 31, 2015 and February 1, 2014, respectively.